Offerings	Feb. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	118,459,736
Proposed Maximum Offering Price per Unit	0.68
Maximum Aggregate Offering Price	$ 80,552,620.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,124.32
Offering Note	Amount registered represents shares of the Registrant’s Class A Common Stock, par value $0.001 per share (“Class A Common Stock”), reserved for issuance under the Strive, Inc. 2026 Omnibus Equity Incentive Plan (the “Plan”) or underlying outstanding awards granted pursuant to the Plan.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Class A Common Stock that may become issuable under the Plan by the Registrant by reason of certain corporate transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Stock Market on February 3rd, 2026.

The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	16,444,467
Proposed Maximum Offering Price per Unit	0.68
Maximum Aggregate Offering Price	$ 11,182,237.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,544.27
Offering Note	Amount registered represents shares of Class A Common Stock that may become available for issuance under the Plan upon the forfeiture, cancelation or expiration of outstanding stock options granted under the Strive, Inc. Amended and Restated 2022 Equity Incentive Plan, as amended.

Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers any additional shares of Class A Common Stock that may become issuable under the Plan by the Registrant by reason of certain corporate transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Stock Market on February 3rd, 2026.

The Registrant does not have any fee offsets.